Document and Entity Information	Sep. 26, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001328237
Document Type	8-K/A
Document Period End Date	Sep. 26, 2025
Entity Registrant Name	INVESCO DB COMMODITY INDEX TRACKING FUND
Entity Incorporation State Country Code	DE
Entity File Number	001-32726
Entity Tax Identification Number	32-6042243
Entity Address, Address Line One	c/o Invesco Capital Management LLC
Entity Address, Address Line Two	3500 Lacey Road
Entity Address, Address Line Three	Suite 700
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	(800)
Local Phone Number	983-0903
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units of Beneficial Interest
Trading Symbol	DBC
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false
Amendment Description	Explanatory Note This amendment to the Current Report on Form 8-K that was filed on September 26, 2025 (the “Original 8-K”) is being filed to notify shareholders of the Invesco DB Commodity Index Tracking Fund that the planned changes to the index methodology described in the Original 8-K have been implemented, resulting in the changes described below.